Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	330 Months Ended
		Feb. 05, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
EMERGING MARKETS DEBT FUND - Class F Prospectus | SIT EMERGING MARKETS DEBT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.64%	(0.70%)	1.36%	6.06%
Performance Inception Date		Jun. 26, 1997
EMERGING MARKETS DEBT FUND - Class F Prospectus | SIT EMERGING MARKETS DEBT FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			0.36%	(2.00%)	0.26%	3.71%
EMERGING MARKETS DEBT FUND - Class F Prospectus | SIT EMERGING MARKETS DEBT FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.56%	(1.07%)	0.57%	3.86%
EMERGING MARKETS DEBT FUND - Class F Prospectus | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(1.69%)	(1.96%)	0.15%	3.27%	[1]
EMERGING MARKETS DEBT FUND - Class F Prospectus | J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.54%	0.12%	3.13%	6.81%
EMERGING MARKETS DEBT FUND - Class F Prospectus | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			2.01%	(0.84%)	1.83%		[2]
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[3]		2.88%	(0.45%)	1.62%	6.16%
Performance Inception Date	[3]	Jun. 26, 1997
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[3]		0.45%	(1.91%)	0.37%	3.75%
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		1.71%	(0.96%)	0.70%	3.92%
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		(1.69%)	(1.96%)	0.15%	3.27%	[4]
EMERGING MARKETS DEBT FUND - Class Y Prospectus | J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		6.54%	0.12%	3.13%	6.81%
EMERGING MARKETS DEBT FUND - Class Y Prospectus | The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		2.01%	(0.84%)	1.83%		[5]

[1]	Benchmark returns since inception do not include the return for the partial month following inception date of the fund (6/26/1997 – 6/30/1997). Annualization calculation of the inception to date returns is based on the actual inception date (6/26/1997).
[2]	The Blended Benchmark Return for the "Since Inception" period is not provided because returns for the J.P. Morgan GBI-EM Global Diversified Index Return are not available prior to 2003.
[3]	The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.
[4]	Benchmark returns since inception do not include the return for the partial month following inception date of the fund (6/26/1997 – 6/30/1997). Annualization calculation of the inception to date returns is based on the actual inception date (6/26/1997).
[5]	The Blended Benchmark Return for the "Since Inception" period is not provided because returns for the J.P. Morgan GBI-EM Global Diversified Index Return are not available prior to 2003.